Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of fair value of assets and liabilities measured on a recurring basis

	Fair Value at December 31, 2012				Fair Value at December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Interest Rate Swap	$—	$—	$—	$—	$—	$4,755	$—	$4,755
Contingent Consideration	$—	$—	$2,033	$2,033	$—	$—	$—	$—

Schedule of reconciliation of the beginning and ending balance for the Level 3 measurement
Balance at January 1, 2012	$—
Additions	2,049
Interest	32
Payments	(48)
Balance at December 31, 2012	$2,033